Retirement-Related Benefits - Assumptions (Details)	4 Months Ended	5 Months Ended	7 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Jul. 31, 2022	Aug. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pension Plan
Expected Long-Term Returns on Plan Assets
Period over which changes in fair value of plan assets recognized						5 years
Pension Plan | United States
Weighted-average assumptions used to measure net periodic (income)/cost for the year ended December 31
Discount rate						5.30%	3.30%	2.20%
Expected long-term returns on plan assets						5.50%	4.33%	3.75%
Interest crediting rate						4.40%	2.07%	1.10%
Weighted-average assumptions used to measure benefit obligations at December 31
Discount rate	5.30%	5.30%				5.00%	5.30%	2.60%
Rate of compensation increase						5.00%
Interest crediting rate	4.40%	4.40%				3.80%	4.40%	1.10%
Pension Plan | United States | Forecast
Weighted-average assumptions used to measure net periodic (income)/cost for the year ended December 31
Expected long-term returns on plan assets					5.00%
Pension Plan | Non-U.S. Plans
Weighted-average assumptions used to measure net periodic (income)/cost for the year ended December 31
Discount rate						3.80%	1.26%	0.87%
Expected long-term returns on plan assets						4.44%	2.97%	2.85%
Rate of compensation increase						4.00%	3.02%	2.59%
Interest crediting rate						0.34%	0.26%	0.26%
Weighted-average assumptions used to measure benefit obligations at December 31
Discount rate	3.80%	3.80%				3.36%	3.80%	1.26%
Rate of compensation increase	4.00%	4.00%				4.18%	4.00%	3.02%
Interest crediting rate	0.34%	0.34%				0.28%	0.34%	0.26%
Pension Plan | Non-U.S. Plans | Forecast
Weighted-average assumptions used to measure net periodic (income)/cost for the year ended December 31
Expected long-term returns on plan assets					4.90%
Pension Plan | Remeasurement Period One | United States
Weighted-average assumptions used to measure benefit obligations at December 31
Discount rate, pre-remeasurement adjustment				2.60%
Expected long-term returns on plan assets, pre-remeasurement adjustment				4.00%
Interest crediting rate, pre-remeasurement adjustment				1.10%
Discount rate, post-remeasurement adjustment	4.70%
Expected long-term returns on plan assets, post-remeasurement adjustment	5.00%
Interest crediting rate, post-remeasurement adjustment	4.00%
Other Postretirement Benefits Plan | United States
Weighted-average assumptions used to measure net periodic (income)/cost for the year ended December 31
Discount rate						5.30%	3.05%	1.80%
Interest crediting rate						4.40%	2.16%	1.10%
Weighted-average assumptions used to measure benefit obligations at December 31
Discount rate	5.30%	5.30%				5.00%	5.30%	2.30%
Interest crediting rate	4.40%	4.40%				3.80%	4.40%	1.10%
Other Postretirement Benefits Plan | Non-U.S. Plans
Weighted-average assumptions used to measure net periodic (income)/cost for the year ended December 31
Discount rate						7.25%	5.35%	4.55%
Expected long-term returns on plan assets						8.05%	6.64%	6.62%
Weighted-average assumptions used to measure benefit obligations at December 31
Discount rate	7.25%	7.25%				7.66%	7.25%	5.35%
Other Postretirement Benefits Plan | Remeasurement Period Two | United States
Weighted-average assumptions used to measure benefit obligations at December 31
Discount rate, pre-remeasurement adjustment			2.30%
Interest crediting rate, pre-remeasurement adjustment			1.10%
Discount rate, post-remeasurement adjustment		4.10%
Interest crediting rate, post-remeasurement adjustment		3.65%
Postretirement Health Coverage
Healthcare Cost Trend Rate
Health care cost trend rate assumed for next fiscal year						6.69%
Ultimate healthcare cost trend rate						(4.50%)
Period for ultimate trend rate						14 years